UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: One Post Office Square, 41st Floor

         Boston, MA  02109

13F File Number:  28-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

     Alex Sacerdote     Boston, MA     November 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $385,701 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCATEL-LUCENT                    COM           013905305    12856  2873500 SH       SOLE                  2873500
APPLE INC                      COM              037833100    29534   159341 SH       SOLE                   159341
ARUBA NETWORKS INC             COM              043176106      262    29600 SH       SOLE                    29600
CBS CORP NEW                   CL B             124857202     1892   157000 SH       SOLE                   157000
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    10226   360699 SH       SOLE                   360699
CROCS INC                      COM              227046109    15693  2359897 SH       SOLE                  2359897
DICE HLDGS INC                 COM              253017107      405    61785 SH       SOLE                    61785
DILLARDS INC                   CL A             254067101     2716   192600 SH       SOLE                   192600
EBAY INC                       COM              278642103    30069  1274100 SH       SOLE                  1274100
ELECTRONICS FOR IMAGING INC    COM              286082102     8658   768255 SH       SOLE                   768255
EXPEDIA INC DEL                COM              30212P105    10667   445400 SH       SOLE                   445400
EZCHIP SEMICONDUCTOR LIMITED   ORD              M4146Y108     1882   146900 SH       SOLE                   146900
GANNETT INC                    COM              364730101     3572   285500 SH       SOLE                   285500
GAYLORD ENTMT CO NEW           COM              367905106     3268   162600 SH       SOLE                   162600
GOOGLE INC                     CL A             38259P508     9363    18883 SH       SOLE                    18883
HEWLETT PACKARD CO             COM              428236103     3177    67300 SH       SOLE                    67300
HSN INC                        COM              404303109     2908   178600 SH       SOLE                   178600
INFOSPACE INC                  COM PAR $.0001   45678T300      772   100000 SH       SOLE                   100000
IXIA                           COM              45071R109      596    86900 SH       SOLE                    86900
KONGZHONG CORP                 SPONSORED ADR    50047P104      516    36000 SH       SOLE                    36000
LIN TV CORP                    CL A             532774106     2339   494400 SH       SOLE                   494400
LOOPNET INC                    COM              543524300     1478   163500 SH       SOLE                   163500
LORAL SPACE & COMMUNICATNS I   COM              543881106     4446   161800 SH       SOLE                   161800
MACYS INC                      COM              55616P104     2808   153500 SH       SOLE                   153500
MATTEL INC                     COM              577081102    22289  1207403 SH       SOLE                  1207403
MATTEL INC                     COM              577081102    20217  1095200 SH CALL  SOLE                  1095200
MELLANOX TECHNOLOGIES LTD      SHS              M51363113    10088   615483 SH       SOLE                   615483
MEREDITH CORP                  COM              589433101    11763   392900 SH       SOLE                   392900
MICROSTRATEGY INC              CL A NEW         594972408    18986   265395 SH       SOLE                   265395
MIPS TECHNOLOGIES INC          COM              604567107     2082   552371 SH       SOLE                   552371
MOTOROLA INC                   COM              620076109     6900   803229 SH       SOLE                   803229
MYR GROUP INC DEL              COM              55405W104     8418   399146 SH       SOLE                   399146
NETEZZA CORP                   COM              64111N101    11695  1040442 SH       SOLE                  1040442
OFFICEMAX INC DEL              COM              67622P101    10342   822138 SH       SOLE                   822138
ORACLE CORP                    COM              68389X105      715    34300 SH       SOLE                    34300
PACIFIC SUNWEAR CALIF INC      COM              694873100      427    83000 SH       SOLE                    83000
PHILLIPS VAN HEUSEN CORP       COM              718592108     1476    34500 SH       SOLE                    34500
PIER 1 IMPORTS INC             COM              720279108     6909  1785155 SH       SOLE                  1785155
RADIOSHACK CORP                COM              750438103     2707   163381 SH       SOLE                   163381
SAPIENT CORP                   COM              803062108     3308   411500 SH       SOLE                   411500
SHUTTERFLY INC                 COM              82568P304     7413   445765 SH       SOLE                   445765
SILICON GRAPHICS INTL CORP     COM              82706L108     4580   682515 SH       SOLE                   682515
SINA CORP                      ORD              g81477104    21786   573913 SH       SOLE                   573913
SONICWALL INC                  COM              835470105    10071  1198900 SH       SOLE                  1198900
SOURCEFIRE INC                 COM              83616T108      848    39500 SH       SOLE                    39500
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109     9799   874166 SH       SOLE                   874166
TECHTARGET INC                 COM              87874R100      456    80000 SH       SOLE                    80000
TELVENT GIT SA                 SHS              E90215109     3683   127103 SH       SOLE                   127103
TRIDENT MICROSYSTEMS INC       COM              895919108      372   143650 SH       SOLE                   143650
VALUECLICK INC                 COM              92046N102      401    30400 SH       SOLE                    30400
VEECO INSTRS INC DEL           COM              922417100     1756    75300 SH       SOLE                    75300
YAHOO INC                      COM              984332106    13379   751200 SH       SOLE                   751200
ZIPREALTY INC                  COM              98974V107     1600   381049 SH       SOLE                   381049
ZORAN CORP                     COM              98975F101    11132   966298 SH       SOLE                   966298